Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of Trade and other payables

	2024	2023	2022
	$m	$m	$m
Current liabilities
Trade payables	3,640	3,267	2,550
Value-added and payroll taxes and social security	401	492	468
Rebates, chargebacks, returns and other revenue accruals	7,805	7,817	6,078
Clinical trial accruals	1,419	1,424	1,417
Other accruals	6,463	6,112	5,551
Collaboration Revenue contract liabilities	7	7	12
Vaccine contract liabilities	119	142	169
Deferred government grant income	–	–	1
Contingent consideration	1,170	966	757
Acerta Pharma share purchase liability	–	833	867
Other payables	1,441	1,314	1,170
Total	22,465	22,374	19,040
Non-current liabilities
Accruals	65	36	37
Collaboration Revenue contract liabilities	–	7	14
Contingent consideration	581	1,171	1,465
Acerta Pharma share purchase liability	–	–	779
Other payables	1,124	1,446	1,975
Total	1,770	2,660	4,270

Schedule of Contingent consideration

	2024	2023	2022
	$m	$m	$m
At 1 January	2,137	2,222	2,865
Additions through business combinations	198	60	–
Settlements	(1,008)	(826)	(772)
Disposals	–	–	(121)
Revaluations	311	549	82
Discount unwind (Note 3)	113	132	168
At 31 December	1,751	2,137	2,222

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen	2013	Milestones	171
Amplimmune, Inc.	2013	Milestones	150
Almirall	2014	Milestones and royalties	345
Neogene	2023	Milestones	110
Fusion	2024	Milestones	304
Gracell	2024	Milestones	149